RECENT ACCOUNTING PRONOUNCEMENTS - Additional Disclosure (Detail) $ in Millions	Jan. 01, 2020 USD ($)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Accumulated deficit	$ 1.8